Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended
	Oct. 06, 2022	Jun. 17, 2022	Nov. 15, 2022	Oct. 20, 2022	Jul. 18, 2022	Mar. 25, 2022
Subsequent Events (Details) [Line Items]
Existing warrants (in Dollars)					$ 2,000
Purchase warrants share				2,777,777	2,380,953
Warrant issued					9,245,239
Warrant shares	2,500,000				2,976,192
Warrant percentage					125.00%
Ordinary shares issued					2,380,953
Outstanding warrant share					6,269,047
Exercisable warrants					9,245,239
Exercise until					Apr. 20, 2028
Ordinary sahre warrants					1,583,457
Finance received (in Dollars)	$ 10,000
Allotment shares	2,500,000
Cashless exercise price (in Dollars per share)	$ 0.22
Ordinary shares, investment		3,200,000		2,777,777		800,000
Ordinary shares, par value (in Dollars per share)				$ 0.18
Aggregate consideration (in Dollars)				$ 500
Warrants exercisable term				5 years
Convertible percentage				10.00%
Reverse stock split			the Company’s shareholders approved, a 35-for-1 consolidation (hereinafter referred to as a reverse stock split of 35:1) of the Company’s ordinary shares pursuant to which holders of the Company’s ordinary shares received one ordinary share for every 35 ordinary share held. All ordinary shares (issued and unissued) will be consolidated on the basis that every 35 ordinary shares of par value $0.09 will be consolidated into one ordinary share of par value $3.15, such that the authorized ordinary share capital of the Company following such consolidation is $315,000 divided into 100,000,000 ordinary shares of a par value of $3.15 each. The Company’s shareholders also approved an increase in the Company's share capital by 42,857,143 ordinary shares such that the Company's total authorized share capital will be 100,000,000 ordinary shares going forward.
Bottom of range [member]
Subsequent Events (Details) [Line Items]
Exercise price (in Dollars per share)					$ 0.84
Armistice [Member]
Subsequent Events (Details) [Line Items]
Exercise price (in Dollars per share)					$ 0.93
Warrant shares					6,269,047
Top of range [member]
Subsequent Events (Details) [Line Items]
Exercise price (in Dollars per share)					$ 0.93
Lind Global [Member]
Subsequent Events (Details) [Line Items]
Exercise price (in Dollars per share)					$ 0.93
Exercise until					Apr. 30, 2028
Rubini [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.09